Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions		12 Months Ended
	Jun. 12, 2017 EUR (€)	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 73.8	€ 65.5
Iglo
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 2.1	2.1	9.3
Indemnification assets		0.0	2.1			€ 10.2
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 73.8	€ 63.4			€ 67.6
Shares held in escrow as a result of indemnification asset | shares		6,964,417	6,964,417
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)		€ 14.13	€ 9.10	$ 16.91	$ 9.57